Ameritas Life Insurance Corp.
                               ("Ameritas Life")

Ameritas Variable Separate Account VL and Ameritas Variable Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
           Executive Select, Regent 2000, and Allocator 2000 Annuity
                         Prospectuses Dated May 1, 2007

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                                 Allocator 2000
                       Prospectus Dated September 1, 2010

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                            FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                       Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                        Fred Alger Management, Inc.
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Alger Large Cap Growth Portfolio, Class I-2                          Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                            Long-term capital appreciation.
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                Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
                                                                          (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
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Calvert VP EAFE International Index Portfolio, Class I - World       Index:  MSCI EAFE Index.
Asset Management, Inc.
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                Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
                                                                           (Named Calvert Asset Management Company, Inc.
                                                                                         prior to 4/30/11)
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Calvert VP Money Market Portfolio - No Subadviser                    Money market: current income.
-------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Mid Cap Growth Portfolio -  New Amsterdam             Long-term capital appreciation.
Partners LLC  (closed to new $)
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                  DWS Investments VIT Funds                                 Deutsche Investment Management Americas Inc.
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DWS Equity 500 Index VIP Portfolio, Class A - Northern Trust         Index:  S&P 500 Index.
Investments, Inc. ("NTI")
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DWS Small Cap Index VIP Portfolio, Class A - NTI                     Index:  Russell 2000 Index.
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           Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2,3       Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2,3       Index:  S&P 500 Index.
-------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2           Income and growth.
-------------------------------------------------------------------------------------------------------------------------------
Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and (3) Fidelity Management &
Research (U.K.) Inc.
-------------------------------------------------------------------------------------------------------------------------------
       Franklin Templeton Variable Insurance Products Trust                      Templeton Investment Counsel, LLC
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Templeton Foreign Securities Fund, Class 2                           Long-term capital growth.
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           Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Growth Portfolio, Class I                       Growth of capital.
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Neuberger Berman AMT Partners Portfolio, Class I                     Capital growth.
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I          Bond: highest available current income consistent with
                                                                     liquidity and low risk to principal; income; total return
                                                                     is secondary.
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
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                            FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                       Portfolio Type / Summary of Investment Objective
-------------------------------------------------------------------- ----------------------------------------------------------
              Oppenheimer Variable Account Funds                                        OppenheimerFunds, Inc.
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Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares         Capital appreciation.
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Oppenheimer Global Strategic Income Fund/VA,                         Current income.
Non-Service Shares (Strategic Bond Fund/VA prior to 4/30/10)
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Oppenheimer High Income Fund/VA, Non-Service Shares                  Current income.
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares               Total return.
-------------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth Fund/VA,                         Capital appreciation by investing in "growth-type"
Non-Service Shares (MidCap Fund/VA prior to 4/30/10)                 companies.
-------------------------------------------------------------------- ----------------------------------------------------------
                      Van Eck VIP Trust                                            Van Eck Associates Corporation
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Van Eck Global Hard Assets Fund, Initial Class                       Long-term capital appreciation.
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*  These funds are part of and their investment adviser is an indirect subsidiary of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Ameritas Life.  Also, Calvert Investment Distributors, Inc. (named Calvert Distributors,
Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.


All other provisions of your Policy remain as stated in your Policy and prospectus (with previous supplements, as applicable).


       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.